RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Jul. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

7. RELATED PARTY BALANCES AND TRANSACTIONS

(a)Transactions with Key Management Personnel

Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition, include the directors of the Company.

The Company compensated key management personnel as follows:

	Years ended July 31,
	2025	2024	2023
Administrative fees *	$30,195	$17,230	$8,500
Fees paid to the entity controlled by CFO	12,000	12,000	12,000
Fees paid to the entity controlled by a Director	10,505	-	-
Equity-settled share-based compensation	$-	$-	$640,860

*Administrative fees include salaries, director’s fees, and amounts paid to Hunter Dickinson Services Inc. (“HDSI”) (note 7(b)) for the services provided to the Company by the CEO and a director of the Company.

During the year ended July 31, 2024, the Company received a loan of $200,000 from a director of the Company and repaid $202,000 in total with $2,000 of interest.

(b) Entities with Significant Influence over the Company

Hunter Dickinson Inc. (“HDI”)

Hunter Dickinson Inc. (“HDI”) and its wholly owned subsidiary, HDSI, are private companies established by a group of mining professionals. HDSI provides services under contracts for a number of mineral exploration and development companies, and also to companies that are outside of the mining and mineral development space. The Company receives services from a number of related contractors, and it is at the Company’s discretion that HDSI provides certain contract services.

The Company’s CEO and Corporate Secretary is employed by HDSI and works for the Company under an employee secondment arrangement between the Company and HDSI.

Pursuant to an agreement dated July 2, 2010, HDSI provides certain technical, geological, corporate communications, regulatory compliance, and administrative and management services to the Company on a non-exclusive basis as needed and as requested by the Company. As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time employees or experts.

The Company is not obligated to require any minimum amount of services from HDSI. The monetary amount of the services received from HDSI in a given period of time is a function of annually set and agreed charge-out rates for and the time spent by each HDSI employee engaged with the Company.

HDSI also incurs third-party costs on behalf of the Company and such third-party costs include, for example, directors’ and officers’ insurance. These third- party costs are billed to the Company at cost without markup.

There are no ongoing contractual or other commitments resulting from the Company’s transactions with HDSI, other than the payment for services already rendered and billed. The agreement may be terminated upon 60 days’ notice by either the Company or HDSI.

The following is a summary of transactions with HDSI that occurred during the reporting period:

	Years ended July 31,
	2025	2024	2023
Service charges based on management services agreement	$118,772	$89,402	$57,686
Office lease	38,623	28,452	21,883
Reimbursement of third-party expenses	20,238	1,386	3,646
Total	$177,633	$119,240	$83,215

United Mineral Services (“UMS”)

UMS is a private company controlled by a director of the Company. The Company was engaged with UMS in the acquisition and exploration of mineral property interests (Note 4 (b)).

During the year ended July 31, 2025, the Company paid $11,140 (2024 - $16,701) of service fees to UMS.

(c) Payables due to related parties

The following is a summary of amounts due to related parties:

	July 31, 2025	July 31, 2024
Balance payable to HDSI	$3,409	$5,913
Balance payable to the entity controlled by the CFO	1,050	1,050
Total amount due to related parties	$4,459	$6,963